Note 13 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Current income tax expense (recovery)	$ 23,061	$ 29,175
Deferred
Deferred income tax expense (recovery)	1,861	(7,607)
Total	24,922	21,568
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	(554)	(791)
Deferred
Canada, deferred income tax expense (recovery)	403	(294)
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	23,615	29,966
Deferred
United States, deferred income tax expense (recovery)	$ 1,458	$ (7,313)